Schedule of Investments
September 30, 2020 (unaudited)
Matthew 25 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 85.76%

Carpets And Rugs - 0.94%
Interface, Inc.	470,250	2,877,930

Air Courier Services - 10.06%
FedEx Corp.	122,500	30,811,200

Business Services - 1.55%
MasterCard, Inc. Class A	14,000	4,734,380
The Depository Trust & Clearing Co. (2) (3)	1	3,707

		4,738,087

Electronic Computers - 8.32%
Apple, Inc.	220,000	25,478,200

Federal & Federally-Sponsored - 5.05%
Federal Agricultural Mortgage Corp. Class A	83,741	4,635,064
Federal Agricultural Mortgage Corp. Class C	170,000	10,822,200

		15,457,264

Federal & Federally-Sponsored Credit Agencies - 0.46%
Fannie Mae (2)	700,000	1,414,000

Finance Services - 5.61%
KKR & Co., Class A	500,000	17,170,000

Fire, Marine & Casualty Insurance - 4.60%
Berkshire Hathaway, Inc. Class A (2)	44	14,080,044

National Commercial Banks - 5.19%
JPMorgan Chase & Co.	165,000	15,884,550

Railroads, Line-Haul Operations - 6.79%
Kansas City Southern	115,000	20,795,450

Real Estate Investment Trusts - 5.05%
Brandywine Realty Trust	1,496,500	15,473,810

Retail-Catalog & Mail-Order Houses - 2.93%
Amazon.com, Inc. (2)	2,850	8,973,880

Security Brokers, Dealers & Exchanges - 11.16%
Goldman Sachs Group, Inc.	170,000	34,164,900

Services-Help Supply Services - 0.75%
Insperity, Inc.	35,000	2,292,150

Services-Amusement & Recreation Services - 0.67%
Madison Square Garden Entertainment Corp. (2)	30,000	2,054,700

Services-Computer Programming, Data Processing, Etc. - 8.34%
Facebook, Inc. (2)	97,500	25,535,250

State Commercial Banks - 0.00%
East West Bancorp, Inc.	168,500	5,516,690

Transportation Equipment - 6.47%
Polaris Industries, Inc.	210,000	19,811,400

Total Common Stocks	(Cost $ 130,887,114 )	262,529,505

Preferred Stock - 13.76%

Government Agencies - 2.65%
Fannie Mae - Series F, 12/31/2049, 0.00% (2)	638,000	8,102,600
Fannie Mae - Series G, 12/31/2049, 0.00% (2)	382,358	4,974,478
Fannie Mae - Series H, 12/31/2049, 5.81% (2)	97,500	1,335,750
Fannie Mae - Series I, 12/31/2049, 5.375% (2)	27,400	372,640
Fannie Mae - Series L, 12/31/2049, 5.125% (2)	311,544	4,221,421
Fannie Mae - Series M, 12/31/2049, 4.75% (2)	501,863	6,825,337
Fannie Mae - Series N, 12/31/2049, 5.50% (2)	130,000	1,722,500
Fannie Mae - Series O, 12/31/2049, 0.00% (2)	416,000	5,886,400
Fannie Mae - Series P, 12/31/2049, 0.00% (2)	1,197,500	8,681,875

Total PreferredStock	(Cost $ 27,870,868)	42,123,001

Money Market Registered Investment Companies - 0.42%

First American Government Obligation Fund Class Z, 0.05% (4)	1,285,432	1,285,432

Total Money Market Registered Investment Companies	(Cost $ 1,285,432)	1,285,432

Total Investments - 99.94%	(Cost $ 160,043,414 )	305,937,938

Other Assets less Liabilities - 0.06%		186,257

Total Net Assets - 100.00%		306,124,195

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$301,299,167	$-
Level 2 - Other Significant Observable Inputs	4,635,064	-
Level 3 - Significant Unobservable Inputs	3,707	-
Total	$305,937,938	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Fair valued security deemed as Level 3 security.
(4) Variable rate security; the rate shown represents the yield at September 30, 2020